Fair Value Measurements (Level 3 Reconciliation) (Details) (Fair Value, Inputs, Level 3 [Member], Price Risk Management Instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Inputs, Level 3 [Member] | Price Risk Management Instruments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability balance as of January 1	$ (399)		$ (250)
Realized and unrealized gains (losses): Included in regulatory assets and liabilities or balancing accounts	122	[1]	(149)	[1]
Transfers out of Level 3	203
Liability balance as of December 31	$ (74)		$ (399)

[1]	Price risk management activity is recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.